INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 4,157,388	$ 4,157,388
Technology related intangible asset impairment	$ 20,580,040